ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 20, 2018	Aug. 31, 2015
Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Equity interest acquired (as a percent)	100.00%	1.00%
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	1.00%
Payments to Acquire Businesses, Gross	$ 16.0
Daqo Group [Member] | Xinjiang Daqo [Member]
Related Party Transaction [Line Items]
Proceeds from non-controlling interest		$ 2.5